Compensation Plans and Post-Employment Benefits - Awards Activity (Details) - Equity Awards - $ / shares	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Shares
Outstanding beginning balance (in shares)	7,447,192	10,340,776	2,491,376
Granted (in shares)	3,117,638	4,453,572	9,971,331
Vested (in shares)	(3,503,118)	(6,618,083)	(1,641,570)
Forfeited (in shares)	(681,197)	(729,073)	(480,361)
Outstanding ending balance (in shares)	6,380,515	7,447,192	10,340,776
Weighted-Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding beginning balance (in dollars per share)	$ 26.85	$ 26.61	$ 59.97
Weighted-average grant date fair value, granted (in dollars per share)	17.53	20.65	20.72
Weighted-average grant date fair value, vested (in dollars per share)	24.36	21.31	30.68
Weighted-average grant date fair value, forfeited (in dollars per share)	36.20	35.81	50.96
Weighted-average grant date fair value, outstanding ending balance (in dollars per share)	$ 22.67	$ 26.85	$ 26.61